Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurements
Schedule of carrying amounts and fair values of financial instruments

	Carrying amount				Fair value
	2020		2019		2020		2019
Assets
Derivative financial instruments	Ps.	532	Ps.	136,262	Ps.	532	Ps.	136,262

Liabilities
Financial debt		(5,350,612)		(5,008,509)		(5,527,332)		(5,194,316)
Derivative financial instruments		(9,657)		—		(9,657)		—
Total	Ps.	(5,359,737)	Ps.	(4,872,247)	Ps.	(5,536,457)	Ps.	(5,058,054)

The following table summarizes the fair value measurements at December 31, 2020:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Asian call options contracts*	Ps.	—	Ps.	206	Ps.	—	Ps.	206
Interest rate Caps		—		326		—		326
Liabilities
Derivatives financial instruments:Jet fuel Asian Zero-Cost collars options contracts*		—		(9,657)		—		(9,657)
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(5,527,332)		—		(5,527,332)
Net	Ps.	—	Ps.	(5,536,457)	Ps.	—	Ps.	(5,536,457)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements at December 31, 2019:

	Fair value measurement
	Quoted prices		Significant		Significant
	in active		observable		unobservable
	markets		inputs		inputs
	Level 1		Level 2		Level 3		Total
Assets
Derivatives financial instruments:
Jet fuel Zero-Cost collar options contracts*	Ps.	—	Ps.	133,567	Ps.	—	Ps.	133,567
Interest rate Caps		—		2,695		—		2,695
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings**		—		(5,194,316)		—		(5,194,316)
Net	Ps.	—	Ps.	(5,058,054)	Ps.	—	Ps.	(5,058,054)

* Jet fuel forwards levels and LIBOR curve.

** LIBOR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

Schedule of (loss) gain on derivatives recognized in consolidated statements of operations and comprehensive income

The following table summarizes the (loss) gain from derivatives financial instruments recognized in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018:

Instrument	Financial statements line	2020		2019		2018
Jet fuel Asian call options contracts	Fuel	Ps.	(20,646)	Ps.	(61,069)	Ps.	402,493
Jet fuel Zero-Cost collars contracts	Fuel		(835,884)		(9,477)		—
Jet fuel Asian call options contracts	Finance cost		(12,981)		—		—
Jet fuel Zero-Cost collars contracts	Finance cost		(435,578)		—		—
Foreign currency forward	Aircraft and engine rent expenses		—		4,199		52,516
Interest rate cap	Finance cost		(1,468)		(1,282)		—
Total		Ps.	(1,306,557)	Ps.	(67,629)	Ps.	455,009

The following table summarizes the net gain (loss) on CFH before taxes recognized in the consolidated statements of comprehensive income for the years ended December 31, 2020, 2019 and 2018:

Consolidated statements of other comprehensive (loss) income

	Financial
Instrument	statements line	2020		2019		2018
Jet fuel Asian call options contracts	OCI	Ps.	(11,993)	Ps.	11,148	Ps.	(174,984)
Jet fuel Zero cost collars	OCI		(143,224)		256,515		(122,948)
Foreign currency contracts	OCI		—		(14,241)		14,241
Interest rate cap	OCI		(900)		(4,023)		—
Non derivative financial instruments	OCI		(1,591,569)		14,096		—
Total		Ps.	(1,747,686)	Ps.	263,495	Ps.	(283,691)